Income Taxes (Tables)	12 Months Ended
Dec. 31, 2021
Income Tax Disclosure [Abstract]
Reconciliations of the Differences Between the PRC Statutory Income Tax Rate and the Group's Effective Income Tax Rate
Reconciliations of the differences between the PRC statutory income tax rate and the Group’s effective income tax rate for the years ended December 31, 2019, 2020 and 2021 are as follows:

	Year Ended December 31,
	2019	2020	2021
	RMB	RMB	RMB	US$
				(Note 2.5)
Income (loss) before income tax	(1,451,950)	483,146	(2,334,695)	(366,365)
Income tax computed at respective applicable tax rate	(148,871)	66,044	(410,899)	(64,479)
Non-deductible expenses	87,021	72,256	68,400	10,733
Research and development expenses plus deduction	(9,254)	(60,776)	(50,530)	(7,929)
True up of withholding tax expenses	—	—	(3,154)	(495)
Changes in valuation allowance	71,104	(65,293)	393,029	61,675

	—	12,231	(3,154)	(495)

Effect of tax holidays entitled by the PRC subsidiaries on basic income (loss) per share	9.55	0.34	(0.84)	(0.13)

Components of the Deferred Tax Assets and Liabilities
The principal components of the deferred tax assets and liabilities are as follows:

	As of December 31,
	2020	2021
	RMB	RMB	US$
			(Note 2.5)
Deferred tax assets:
Net operating loss carryforward	107,344	380,695	59,739
Depreciation and amortization of property, equipment, software and intangible asset, net	30,417	41,020	6,437
Share-based compensation expenses	—	59,296	9,305
Accrual expense	10,568	30,172	4,735
Less: valuation allowance	(100,204)	(493,233)	(77,399)

Total deferred tax assets	48,125	17,950	2,817

Deferred tax liabilities:
Acquired intangible assets	18,067	17,950	2,817
Contract assets	30,058	—	—

Total deferred tax liabilities	48,125	17,950	2,817

Deferred tax assets, net	—	—	—

Summary of Movement of the Valuation Allowance
Movement of the valuation allowance is as follows:

	Year Ended December 31
	2019	2020	2021
	RMB	RMB	RMB	US$
				(Note 2.5)
Balance as of January 1	(94,511)	(165,497)	(100,204)	(15,724)
Additions	(71,104)	(36,061)	(393,029)	(61,675)
Utilization and reversal of valuation allowances	—	89,154	—	—
Decrease due to the change of tax rate	118	12,200	—	—

Balance as of December 31	(165,497)	(100,204)	(493,233)	(77,399)